UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-4019

Exact name of registrant as specified in charter:  USAA INVESTMENT TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA INVESTMENT TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  NOVEMBER 30, 2004




ITEM 1. REPORT TO STOCKHOLDERS.
USAA GNMA TRUST FUND - SEMIANNUAL REPORT FOR PERIOD ENDING NOVEMBER 30, 2004


[LOGO OF USAA]
   USAA(R)

                     USAA GNMA Trust(R)

                               [GRAPHIC OF USAA GNMA TRUST(R)]

                     S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2004

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                5

FINANCIAL INFORMATION

    Portfolio of Investments                                             14

    Notes to Portfolio of Investments                                    17

    Financial Statements                                                 18

    Notes to Financial Statements                                        21

EXPENSE EXAMPLE                                                          30

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2005, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                       "

                                       WE REMAIN COMMITTED TO DELIVERING
                                     QUALITY USAA SERVICE AND PROVIDING YOU
[PHOTO OF CHRISTOPHER W. CLAUS]      WITH A RANGE OF RESOURCES, INCLUDING OUR
                                       MARKET-TESTED PORTFOLIO MANAGEMENT
                                        TEAM AND NO-LOAD MUTUAL FUNDS.

                                                       "
                                                                  December 2004
--------------------------------------------------------------------------------

              As I write to you in early December, the equity markets have rallied. Several factors are responsible. First, the presidential election is over. Investors are relieved that the uncertainty has ended, the results are not in dispute, and no terrorist attack occurred on U.S. soil. In addition, the U.S. economy is on sound footing. The annual gross domestic product (GDP) - the total value of all the goods and services produced in the country - is expected to be up around 4%, on an inflation-adjusted basis, in 2004 and a moderate yet healthy 3.5% in 2005. In most of America, the housing market remains strong. Inflation is also under control, which has kept long-term interest rates in check.

              The Federal Reserve Board (the Fed) is expected to continue raising short-term interest rates at a measured pace. In fact, the Fed has announced its intention to move toward a more "neutral" interest-rate position, which should put short-term rates above 3% sometime in 2005. This is good news for money market investors, because as your yields rise, you will be paid more on your cash positions. At the same time, however, interest rates on credit-card debt will also increase. In the months ahead, we expect to see a narrowing of the yield relationship between bonds of different maturities. In other words, the yield curve will "flatten." We do not expect a major increase in long-term interest rates, which the bond market, not the Fed, controls.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              In 2005, the primary drivers of stock market performance will be the growth in corporate earnings, the valuation of those earnings, Fed policy changes, and the level of long-term interest rates. Corporate earnings are expected to improve by about 7%. The dollar is likely to remain weak relative to foreign currencies, making American products more affordable around the world and helping the U.S. GDP. But because foreign governments finance the federal budget deficit, the bond market may push up long-term rates to make U.S. securities more attractive to foreign investors.

              Whatever lies ahead, we remain committed to delivering quality USAA service and providing you with a range of resources, including our market-tested portfolio management team and no-load mutual funds without excessive fees. On behalf of everyone at USAA, thank you for your business.

              Sincerely,

              /S/ CHRISTOPHER W. CLAUS

              Christopher W. Claus
              President and Vice Chairman of the Board

              CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

              Mutual fund operating expenses apply and continue throughout the life of the fund.

              Past performance is no guarantee of future results.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GNMA TRUST

OBJECTIVE
--------------------------------------------------------------------------------

              High level of current income consistent with preservation of principal.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

              Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

--------------------------------------------------------------------------------
                                         11/30/04                     5/31/04
--------------------------------------------------------------------------------
Net Assets                            $610.6 Million              $610.5 Million
Net Asset Value Per Share                $9.81                       $9.72

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/04
--------------------------------------------------------------------------------

5/31/04 TO 11/30/04**      1 YEAR      5 YEARS     10 YEARS     30-DAY SEC YIELD
      3.33%                3.73%        6.51%        6.68%           4.27%

 * CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.
** TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
   SIX-MONTH RETURN IS CUMULATIVE.

              THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

              TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                 LEHMAN BROTHERS      LIPPER GNMA         LIPPER GNMA         USAA GNMA
                GNMA 30-YEAR INDEX    FUNDS INDEX        FUNDS AVERAGE           FUND
                ------------------    -----------        -------------        ---------
11/30/1994         $10000.00           $10000.00           $10000.00          $10,000.00
12/31/1994          10114.68            10094.31            10095.31           10,081.39
 1/31/1995          10325.40            10286.83            10287.67           10,251.36
 2/28/1995          10598.31            10536.72            10537.86           10,474.00
 3/31/1995          10648.47            10577.14            10581.46           10,497.59
 4/30/1995          10807.56            10714.04            10720.01           10,614.29
 5/31/1995          11136.31            11051.28            11069.96           10,966.61
 6/30/1995          11214.72            11117.34            11132.98           11,042.89
 7/31/1995          11237.64            11118.21            11129.02           11,020.69
 8/31/1995          11354.21            11233.38            11246.92           11,196.73
 9/30/1995          11467.36            11342.03            11362.76           11,305.24
10/31/1995          11560.27            11446.76            11469.63           11,429.56
11/30/1995          11694.53            11585.83            11616.14           11,596.41
12/31/1995          11845.64            11731.86            11767.41           11,770.61
 1/31/1996          11927.12            11800.96            11835.15           11,839.43
 2/29/1996          11837.66            11666.67            11682.75           11,597.21
 3/31/1996          11807.98            11618.81            11634.42           11,485.95
 4/30/1996          11777.31            11575.20            11587.40           11,440.32
 5/31/1996          11736.80            11529.07            11540.55           11,366.41
 6/30/1996          11892.50            11658.35            11666.89           11,510.45
 7/31/1996          11937.70            11700.42            11708.71           11,536.13
 8/31/1996          11941.71            11700.19            11704.75           11,578.79
 9/30/1996          12142.93            11885.57            11891.85           11,754.89
10/31/1996          12390.53            12119.75            12134.41           12,001.80
11/30/1996          12573.46            12301.71            12320.23           12,189.19
12/31/1996          12505.19            12222.61            12233.46           12,116.42
 1/31/1997          12602.34            12301.23            12310.55           12,209.82
 2/28/1997          12648.98            12332.76            12337.06           12,254.88
 3/31/1997          12522.28            12215.06            12204.59           12,128.53
 4/30/1997          12729.37            12402.84            12392.63           12,296.85
 5/31/1997          12861.97            12513.88            12506.72           12,415.88
 6/30/1997          13015.79            12661.24            12653.55           12,589.45
 7/31/1997          13250.94            12899.83            12917.46           12,823.78
 8/31/1997          13223.26            12859.16            12864.22           12,754.10
 9/30/1997          13399.84            13028.61            13036.74           12,933.23
10/31/1997          13538.08            13158.01            13172.31           13,091.06
11/30/1997          13581.69            13186.54            13202.97           13,115.56
12/31/1997          13704.45            13316.56            13332.04           13,268.54
 1/31/1998          13838.13            13447.21            13470.99           13,454.12
 2/28/1998          13868.97            13465.85            13484.48           13,419.56
 3/31/1998          13927.44            13513.73            13530.52           13,507.69
 4/30/1998          14008.11            13590.90            13602.84           13,591.44
 5/31/1998          14104.42            13687.78            13709.73           13,738.40
 6/30/1998          14163.60            13747.18            13776.76           13,869.63
 7/31/1998          14243.98            13811.51            13830.71           13,902.83
 8/31/1998          14355.08            13940.95            13978.28           14,123.88
 9/30/1998          14525.56            14113.17            14173.55           14,441.19
10/31/1998          14512.05            14038.96            14088.56           14,159.04
11/30/1998          14594.67            14119.48            14169.20           14,318.53
12/31/1998          14654.22            14174.62            14222.83           14,364.52
 1/31/1999          14758.15            14260.61            14305.31           14,474.98
 2/28/1999          14709.76            14166.62            14186.09           14,145.55
 3/31/1999          14798.75            14255.84            14273.39           14,294.97
 4/30/1999          14869.71            14318.12            14334.37           14,328.07
 5/31/1999          14793.73            14215.08            14227.27           14,168.96
 6/30/1999          14733.12            14136.72            14152.49           14,065.03
 7/31/1999          14636.10            14044.03            14061.86           13,796.25
 8/31/1999          14630.51            14030.26            14042.24           13,646.24
 9/30/1999          14867.30            14259.18            14264.35           13,908.51
10/31/1999          14956.27            14324.60            14321.30           13,922.34
11/30/1999          14962.53            14326.36            14327.58           13,931.02
12/31/1999          14931.95            14264.83            14262.40           13,845.60
 1/31/2000          14797.33            14140.40            14138.56           13,777.24
 2/29/2000          14988.60            14314.72            14304.61           13,976.43
 3/31/2000          15228.83            14539.23            14528.22           14,147.63
 4/30/2000          15213.84            14506.26            14501.45           14,073.48
 5/31/2000          15271.52            14565.09            14553.06           14,207.00
 6/30/2000          15552.11            14812.61            14808.34           14,489.11
 7/31/2000          15633.09            14873.66            14864.70           14,559.34
 8/31/2000          15869.98            15092.55            15079.56           14,798.79
 9/30/2000          16017.54            15222.32            15209.91           14,896.35
10/31/2000          16138.09            15317.47            15302.01           15,017.54
11/30/2000          16364.61            15551.17            15532.95           15,276.95
12/31/2000          16596.09            15774.11            15764.77           15,530.45
 1/31/2001          16867.49            16014.05            15998.80           15,764.67
 2/28/2001          16941.56            16095.07            16089.52           15,881.35
 3/31/2001          17042.81            16174.93            16177.47           15,995.17
 4/30/2001          17070.83            16175.36            16152.44           15,952.62
 5/31/2001          17214.16            16285.29            16252.62           16,038.49
 6/30/2001          17265.32            16324.86            16300.81           16,059.16
 7/31/2001          17561.15            16627.97            16607.79           16,374.83
 8/31/2001          17689.20            16751.94            16729.07           16,521.18
 9/30/2001          17927.94            16974.62            16964.90           16,756.10
10/31/2001          18166.01            17191.35            17186.70           17,005.06
11/30/2001          18013.21            17027.36            16997.84           16,789.61
12/31/2001          17959.59            16944.35            16901.22           16,640.57
 1/31/2002          18141.16            17116.70            17065.82           16,811.82
 2/28/2002          18326.02            17300.67            17249.01           17,019.49
 3/31/2002          18152.23            17120.23            17042.94           16,774.59
 4/30/2002          18471.40            17419.48            17353.67           17,124.52
 5/31/2002          18592.25            17533.63            17468.27           17,294.51
 6/30/2002          18741.81            17670.76            17610.11           17,419.57
 7/31/2002          18959.06            17872.35            17811.83           17,612.54
 8/31/2002          19091.15            18012.00            17954.90           17,793.91
 9/30/2002          19249.13            18157.09            18117.90           17,938.21
10/31/2002          19308.51            18196.67            18147.22           17,969.40
11/30/2002          19326.75            18200.08            18141.24           17,968.28
12/31/2002          19518.94            18395.93            18340.74           18,177.39
 1/31/2003          19568.32            18440.30            18378.95           18,221.66
 2/28/2003          19666.27            18542.19            18488.63           18,313.78
 3/31/2003          19680.15            18534.19            18478.41           18,311.76
 4/30/2003          19725.75            18578.76            18526.68           18,373.19
 5/31/2003          19726.43            18600.14            18581.44           18,414.14
 6/30/2003          19786.42            18631.35            18600.90           18,430.72
 7/31/2003          19459.63            18257.56            18184.18           18,047.36
 8/31/2003          19587.81            18368.00            18302.16           18,158.55
 9/30/2003          19870.57            18671.08            18623.34           18,450.61
10/31/2003          19818.75            18594.43            18523.95           18,380.32
11/30/2003          19887.43            18653.68            18571.94           18,411.94
12/31/2003          20073.06            18783.77            18705.61           18,543.09
 1/31/2004          20173.42            18882.52            18800.51           18,636.13
 2/29/2004          20305.56            18998.95            18923.42           18,745.77
 3/31/2004          20388.75            19060.52            18994.34           18,821.52
 4/30/2004          20067.73            18743.55            18665.70           18,543.21
 5/31/2004          20026.99            18696.21            18613.87           18,483.86
 6/30/2004          20208.23            18827.83            18751.95           18,636.21
 7/31/2004          20371.73            18985.46            18900.82           18,769.14
 8/31/2004          20654.53            19242.00            19150.00           18,992.76
 9/30/2004          20698.11            19226.53            19152.69           19,027.02
10/31/2004          20861.69            19352.47            19279.99           19,140.68
11/30/2004          20814.21            19298.77            19220.21           19,099.30

                                   [END CHART]

                      DATA FROM 11/30/94 THROUGH 11/30/04.

              PAST PERFORMANCE DOES NOT PREDICT FUTURE PERFORMANCE, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

              o The Lehman Brothers GNMA 30-Year Index is an unmanaged index of pass-through securities with an original maturity of 30 years.

              o The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

              o The Lipper GNMA Funds Average is an unmanaged index of peer funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

8

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF MARGARET "DIDI" WEINBLATT]      MARGARET "DIDI" WEINBLATT, Ph.D., CFA
                                          USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

              The USAA GNMA Trust had a total return of 3.33% for the six-month period ended November 30, 2004. This compares to a 3.22% return for the Lipper GNMA Funds Average, 3.22% for the Lipper GNMA Funds Index, and 3.93% for the Lehman Brothers GNMA 30-Year Index.

                                            * * * *

                    THE FUND'S PERFORMANCE RECEIVED AN OVERALL MORNINGSTAR
                  RATING(TM) OF 4 STARS IN THE INTERMEDIATE GOVERNMENT FUNDS
                   CATEGORY (300 FUNDS IN CATEGORY) AS OF NOVEMBER 30, 2004.
                  THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A
                  WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE-, AND 10-YEAR (IF APPLICABLE) MORNINGSTAR
                                        RATING METRICS.

              With respect to the intermediate government funds category, the USAA GNMA Trust received a Morningstar Rating of 4 stars for

              REFER TO PAGE 7 FOR BENCHMARK DEFINITIONS.

              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A MORNINGSTAR RATING(TM) BASED ON A MORNINGSTAR RISK-ADJUSTED RETURN MEASURE THAT ACCOUNTS FOR VARIATION IN A FUND'S MONTHLY PERFORMANCE (INCLUDING THE EFFECTS OF SALES CHARGES, LOADS, AND REDEMPTION FEES), PLACING MORE EMPHASIS ON DOWNWARD VARIATIONS AND REWARDING CONSISTENT PERFORMANCE. THE TOP 10% OF THE FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS, AND THE BOTTOM 10% RECEIVE 1 STAR.

 . . . C O N T I N U E D
========================--------------------------------------------------------

              the three- and five-year periods among 300 and 255 funds, respectively, and 3 stars for the 10-year period among 159 funds through November 30, 2004. Ratings are based on risk-adjusted returns.

                   [LOGO OF LIPPER LEADER]      [LOGO OF LIPPER LEADER]
                   ----------------------       -----------------------
                         PRESERVATION                 EXPENSE
                   ----------------------       -----------------------

              The Fund is listed as a Lipper Leader for Preservation and Expense of 3,935 fixed-income funds and 140 funds, respectively, within the Lipper GNMA Funds category for the overall period ending November 30, 2004.

WHAT WAS THE MARKET ENVIRONMENT DURING THE PERIOD?

              Slower economic growth tends to create more favorable conditions for bonds. Over the six-month period, the bond market focused on employment as the key measure of the economy. When data came out showing a weak job market, the bond market rallied. When there was a strong jobs report, the market sold off.

              LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS, AS OF NOVEMBER 30, 2004. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. THE USAA GNMA TRUST IN LIPPER'S GNMA FUNDS CATEGORY RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 3,935 AND 3,331 FIXED-INCOME FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 1,900 FIXED-INCOME FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS FOR EXPENSE REFLECT FUNDS' EXPENSE MINIMIZATION RELATIVE TO PEERS WITH SIMILAR LOAD STRUCTURES AS OF NOVEMBER 30, 2004. THE FUND RECEIVED A LIPPER LEADER RATING FOR EXPENSE AMONG 140, 117, AND 80 FUNDS FOR THE THREE-, FIVE-, AND 10-YEAR PERIODS, RESPECTIVELY. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR THE PRESERVATION AND EXPENSE METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED
              5. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2004, REUTERS, ALL RIGHTS RESERVED.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

--------------------------------------------------------------
                      HISTORICAL YIELD CURVE*
--------------------------------------------------------------

                 [CHART OF HISTORICAL YIELD CURVE]

                 5/28/04            11/30/04           CHANGE
                 -------            --------           ------
3 MONTH           1.060%             2.223%            1.1627%
6 MONTH           1.378              2.432             1.0541
 2 YEAR           2.532              2.997             0.4645
 3 YEAR           3.063              3.251             0.1877
 5 YEAR           3.791              3.691            -0.0999
10 YEAR           4.647              4.349            -0.2976
30 YEAR           5.345              5.002            -0.3426

                         [END CHART]

              *YIELD OF TREASURY BILLS, NOTES, AND BONDS. SOURCE: BLOOMBERG L.P.

              Of course, the market also had to deal with the Federal Reserve Board (the Fed), which in June 2004 began a tightening regimen that took short-term rates from 1% to 2% in four moves of 0.25% each. The net effect was that short-term rates doubled while intermediate- and long-term rates fell.

HOW DID MORTGAGE-BACKED SECURITIES PERFORM?

              Mortgage-backed securities tend to perform well in periods of slightly rising or stable interest rates, principally because they have higher yields and relatively short durations (a measure of interest-rate sensitivity). Also, now that the period of plunging interest rates has ended, so has the wave of mortgage pre-payments that previously had such a negative impact on mortgage-backed

 . . . C O N T I N U E D
========================--------------------------------------------------------

              securities. In this environment, mortgage-backed securities performed well.

HOW DID YOU MANAGE THE FUND?

              We continued to be concerned about the possibility of rising interest rates, so we kept the Fund's duration relatively short. This slightly hindered performance, since longer-term bonds outperformed shorter-term bonds. We continued to invest in slightly higher-coupon mortgages, since they should suffer less of a price decline should rates rise. And finally, we eliminated our position in Treasury inflation-protected securities (TIPS), taking profits when we thought they had fully priced in inflation expectations.

--------------------------------------------------------------------
          COUPON RATE COMPOSITION OF MORTGAGE POOLS
--------------------------------------------------------------------
    [CHART OF COUPON RATE COMPOSITION OF MORTGAGE POOLS]

COUPON RATE                                         % OF MKT
   5.00                                               8.10%
   5.50                                              26.30%
   6.00                                              39.30%
   6.50                                              17.50%
   6.75                                               0.10%
   7.00                                               5.60%
   7.50                                               1.50%
   8.00                                               1.50%
   8.50                                               0.10%
   9.00                                               0.10%

                    AVERAGE COUPON RATE
                    5.99% (NOVEMBER 2004)
--------------------------------------------------------------------

                   [END CHART]

HOW DOES A GNMA DIFFER FROM A FANNIE MAE OR FREDDIE MAC?

              GNMAs are backed by the full faith and credit of the U.S. government, just like Treasury securities. Fannie Mae and

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

              Freddie Mac are government-sponsored enterprises (GSEs), which are not backed by the full faith and credit of the U.S. government, but supported only by the issuing entity.

WHAT'S YOUR MARKET OUTLOOK?

              Although employment reports have been inconsistent, we see signs of continued economic growth, and expect the Fed to continue raising short-term interest rates. Even as short-term rates rise, however, the difference between long-term and short-term rates seems to be enough to allow longer-term rates to remain relatively stable, or to rise only slightly. This should be a good environment for GNMAs. Rates are now at relatively more attractive levels than they have been in the last two years, and we are finding many opportunities to make investments.

              If we've learned anything in 2004, it's the importance of staying diversified. We thank you for the opportunity and privilege of serving you.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                         ASSET ALLOCATION
                             11/30/04

                  [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family Mortgages*                80.7%
Collaterized Mortgage Obligations                           8.6%
Repurchase Agreement                                        5.3%
15-Year Fixed-Rate Single-Family Mortgages*                 5.1%

                          [END CHART]

              PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

              *COMBINED IN THE PORTFOLIO OF INVESTMENTS UNDER MORTGAGE-BACKED
               PASS-THROUGH SECURITIES, SINGLE-FAMILY.

              YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-16.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON                            MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (94.4%)(a)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (85.8%)
              Government National Mortgage Assn. I,
  $ 8,921       Pool 604858                                         5.50%       12/15/2018        $  9,290
   18,615       Pool 553312                                         5.50         6/15/2033          18,970
   48,856       Pool 604713                                         5.50        10/15/2033          49,787
   21,009       Pool 616143                                         5.50        12/15/2033          21,409
    9,698       Pool 615486                                         5.50         7/15/2034           9,878
    9,463       Pool 781378                                         6.00        12/15/2016           9,969
    4,537       Pool 780770                                         6.00         4/15/2028           4,715
    2,194       Pool 482833                                         6.00        11/15/2028           2,278
    3,762       Pool 492703                                         6.00         2/15/2029           3,902
    3,155       Pool 781148                                         6.00         7/15/2029           3,275
    5,799       Pool 584367                                         6.00         5/15/2032           6,006
   17,862       Pool 603869                                         6.00         1/15/2033          18,502
    4,899       Pool 553069                                         6.00         2/15/2033           5,074
    6,842       Pool 581541                                         6.00         7/15/2033           7,087
    5,640       Pool 615955                                         6.00         9/15/2033           5,842
    1,414       Pool 456861                                         6.50         5/15/2028           1,493
    1,294       Pool 472596                                         6.50         5/15/2028           1,367
    1,410       Pool 462642                                         6.50         7/15/2028           1,489
    1,327       Pool 464827                                         6.50         9/15/2028           1,401
      117       Pool 467338                                         6.50        11/15/2028             123
    3,544       Pool 490804                                         6.50        11/15/2028           3,742
      178       Pool 434165                                         6.50         1/15/2029             189
      217       Pool 469900                                         6.50         1/15/2029             229
    4,369       Pool 486065                                         6.50         3/15/2031           4,609
    4,226       Pool 485860                                         6.50        10/15/2031           4,458
    3,307       Pool 577423                                         6.50         1/15/2032           3,488
    1,232       Pool 581120                                         6.50         3/15/2032           1,300
    4,553       Pool 552707                                         6.50         8/15/2032           4,803
   20,750       Pool 781516                                         6.50         9/15/2032          21,889
      202       Pool 474279                                         6.75         5/15/2028             214
      437       Pool 474256                                         6.75         5/15/2028             463
      604       Pool 440293                                         7.00         4/15/2027             644
       72       Pool 440325                                         7.00         4/15/2027              77
    2,568       Pool 780570                                         7.00         5/15/2027           2,739
      265       Pool 478209                                         7.00         6/15/2028             282
      375       Pool 458908                                         7.00         7/15/2028             399
      753       Pool 464128                                         7.00         8/15/2028             802
      421       Pool 486467                                         7.00         8/15/2028             449

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON                            MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. I,
  $   953       Pool 464854                                         7.00%        9/15/2028        $  1,015
    3,754       Pool 487603                                         7.00         5/15/2029           3,998
    3,174       Pool 487613                                         7.00         6/15/2029           3,380
    2,109       Pool 555482                                         7.00         8/15/2031           2,245
    1,195       Pool 781328                                         7.00         9/15/2031           1,273
    2,364       Pool 564438                                         7.00        10/15/2031           2,516
    1,104       Pool 563599                                         7.00         6/15/2032           1,174
    3,065       Pool 563613                                         7.00         7/15/2032           3,262
    1,143       Pool 780716                                         7.50         2/15/2028           1,233
      199       Pool 781001                                         7.50         3/15/2029             214
      458       Pool 499432                                         7.50         4/15/2029             493
    1,009       Pool 470683                                         7.50         7/15/2029           1,087
    1,385       Pool 510533                                         7.50        10/15/2029           1,491
      346       Pool 518539                                         7.50        10/15/2029             372
      579       Pool 538003                                         7.50         8/15/2030             623
      364       Pool 443263                                         7.50        12/15/2030             392
      202       Pool 486050                                         7.50         1/15/2031             217
      211       Pool 530250                                         7.50         1/15/2031             228
      604       Pool 552172                                         7.50        11/15/2031             650
       41       Pool 178674                                         8.00         1/15/2022              44
      650       Pool 352169                                         8.00         6/15/2023             713
      712       Pool 442548                                         8.00         5/15/2027             776
      777       Pool 511530                                         8.00         7/15/2030             845
      367       Pool 520978                                         8.00         9/15/2030             399
      196       Pool 307542                                         8.50         6/15/2021             216
       99       Pool 329602                                         8.50         7/15/2022             109
      279       Pool 312950                                         9.00         7/15/2021             314
              Government National Mortgage Assn. II,
   20,091       Pool 003389                                         5.00         5/20/2033          20,006
   21,350       Pool 003414                                         5.00         7/20/2033          21,260
    6,310       Pool 003375                                         5.50         4/20/2033           6,422
   18,617       Pool 003530                                         5.50         3/20/2034          18,940
    3,817       Pool 003052                                         6.00         3/20/2031           3,951
    8,758       Pool 003273                                         6.00         8/20/2032           9,059
    7,149       Pool 003285                                         6.00         9/20/2032           7,395
    6,993       Pool 003460                                         6.00        10/20/2033           7,258
    7,798       Pool 448816                                         6.00        12/20/2033           8,078
   21,582       Pool 003517                                         6.00         2/20/2034          22,329
   22,200       Pool 003531                                         6.00         3/20/2034          22,968
   14,893       Pool 003611                                         6.00         9/20/2034          15,408
   24,966       Pool 003625                                         6.00        10/20/2034          25,829

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

PRINCIPAL                                                         COUPON                            MARKET
   AMOUNT     SECURITY                                              RATE          MATURITY           VALUE
----------------------------------------------------------------------------------------------------------
              Government National Mortgage Assn. II,
  $11,618       Pool 605742                                         6.00%       11/20/2034        $ 12,034
    1,462       Pool 003080                                         6.50         5/20/2031           1,539
    1,265       Pool 003107                                         6.50         7/20/2031           1,332
    3,460       Pool 781494                                         6.50         8/20/2031           3,641
    5,609       Pool 781427                                         6.50         4/20/2032           5,903
    5,314       Pool 003250                                         6.50         6/20/2032           5,592
   20,052       Pool 003599                                         6.50         8/20/2034          21,105
    4,004       Pool 002971                                         7.00         9/20/2030           4,247
      640       Pool 003070                                         7.50         4/20/2031             685
      174       Pool 000563                                         8.00        12/20/2022             190
    4,373       Pool 002958                                         8.00         8/20/2030           4,736
              Fannie Mae(+),
    2,135       Pool 598427                                         6.00         2/01/2017           2,238
    2,198       Pool 608749                                         6.50        10/01/2016           2,331
    6,958       Pool 618473                                         6.50        12/01/2016           7,381
                                                                                                  --------
                                                                                                   523,769
                                                                                                  --------
              COLLATERALIZED MORTGAGE OBLIGATIONS (8.6%)
              Government National Mortgage Assn. I,
   10,126       Series 2003-99, Class KA                            5.50         6/16/2021          10,260
   15,000       Series 2003-50, Class PC                            5.50         3/16/2032          15,390
   10,000       Series 2002-35, Class C                             5.86        10/16/2023          10,603
   15,000       Series 2001-12, Class B                             6.15         6/16/2021          16,030
                                                                                                  --------
                                                                                                    52,283
                                                                                                  --------
              Total U.S. government agency issues (cost: $568,353)                                 576,052
                                                                                                  --------
              REPURCHASE AGREEMENT (5.3%)(b)
   32,444     UBS Securities LLC, 2.07%, acquired on
                11/30/2004 and due on 12/01/2004
                at $32,444 (collateralized by $32,950 of
                Freddie Mac Notes(a,+), 3.625%, due 9/15/2008;
                market value $32,837)(cost: $32,444)                                                32,444
                                                                                                  --------

              TOTAL INVESTMENTS (COST: $600,797)                                                  $608,496
                                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (b) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $600,797)     $608,496
   Receivables:
      Capital shares sold                                                            208
      Interest                                                                     2,768
                                                                                --------
         Total assets                                                            611,472
                                                                                --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                        301
      Dividends on capital shares                                                    485
   Accrued management fees                                                            63
   Accrued transfer agent's fees                                                       9
   Other accrued expenses and payables                                                52
                                                                                --------
         Total liabilities                                                           910
                                                                                --------
            Net assets applicable to capital shares outstanding                 $610,562
                                                                                ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                              $644,057
   Overdistributed net investment income                                          (2,268)
   Accumulated net realized loss on investments                                  (38,926)
   Net unrealized appreciation of investments                                      7,699
                                                                                --------
            Net assets applicable to capital shares outstanding                 $610,562
                                                                                ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                62,243
                                                                                ========
   Net asset value, redemption price, and offering price per share              $   9.81
                                                                                ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                                        $13,570
                                                                          -------
EXPENSES
   Management fees                                                            382
   Administrative and servicing fees                                          458
   Transfer agent's fees                                                      428
   Custody and accounting fees                                                 62
   Postage                                                                     39
   Shareholder reporting fees                                                  24
   Trustees' fees                                                               4
   Registration fees                                                           19
   Professional fees                                                           28
   Other                                                                       10
                                                                          -------
      Total expenses                                                        1,454
   Expenses paid indirectly                                                    (1)
                                                                          -------
      Net expenses                                                          1,453
                                                                          -------
NET INVESTMENT INCOME                                                      12,117
                                                                          -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                          331
   Change in net unrealized appreciation/depreciation                       7,320
                                                                          -------
      Net realized and unrealized gain                                      7,651
                                                                          -------
   Increase in net assets resulting from operations                       $19,768
                                                                          =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GNMA TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2004 (UNAUDITED),
AND YEAR ENDED MAY 31, 2004

                                                                  11/30/2004         5/31/2004
                                                                  ----------------------------
FROM OPERATIONS
   Net investment income                                          $   12,117         $  24,101
   Net realized gain (loss) on investments                               331              (266)
   Change in net unrealized appreciation/depreciation
      of investments                                                   7,320           (21,536)
                                                                  ----------------------------
      Increase in net assets resulting from operations                19,768             2,299
                                                                  ----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                             (14,385)          (32,030)
                                                                  ----------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          36,810           108,530
   Reinvested dividends                                               11,326            25,261
   Cost of shares redeemed                                           (53,445)         (245,366)
                                                                  ----------------------------
      Decrease in net assets from capital share
         transactions                                                 (5,309)         (111,575)
                                                                  ----------------------------
   Net increase (decrease) in net assets                                  74          (141,306)

NET ASSETS
      Beginning of period                                            610,488           751,794
                                                                  ----------------------------
      End of period                                               $  610,562         $ 610,488
                                                                  ============================
   Overdistribution of net investment income
      End of period                                               $   (2,268)        $       -
                                                                  ============================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         3,749            10,878
   Shares issued for dividends reinvested                              1,153             2,543
   Shares redeemed                                                    (5,452)          (24,641)
                                                                  ----------------------------
      Decrease in shares outstanding                                    (550)          (11,220)
                                                                  ============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA INVESTMENT TRUST (the Trust), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company organized as a Massachusetts business trust consisting of nine separate funds. The information presented in this semiannual report pertains only to the USAA GNMA Trust (the Fund). The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value. Repurchase agreements are valued at cost.

              3. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

                 USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. Valuing securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac), are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

              repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no when-issued commitments as of November 30, 2004.

           F. EXPENSES PAID INDIRECTLY - Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the six-month period ended November 30, 2004, these custodian and other bank credits reduced the Fund's expenses by $1,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

24

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

         fees are allocated among the funds based on their respective average net assets for the period. For the six-month period ended November 30, 2004, the Fund paid CAPCO facility fees of $3,000. The Fund had no borrowings under either of these agreements during the six-month period ended November 30, 2004.

         On November 17, 2004, the Trust's Board of Trustees approved, effective January 6, 2005, the termination of the $100 million line of credit with Bank of America and State Street and the renewal of the line of credit with CAPCO at a reduced amount of $300 million.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2005, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At May 31, 2004, the Fund had capital loss carryovers of $36,018,000 for federal income tax purposes, which if not offset by subsequent capital gains, will expire between 2005 and 2012, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

CAPITAL LOSS CARRYOVERS                              BALANCE             EXPIRES
--------------------------------------------------------------------------------
                                                   $ 3,500,000            2005
                                                     8,011,000            2008
                                                    13,754,000            2009
                                                     1,176,000            2010
                                                     9,577,000            2012
                                                   -----------
Total                                              $36,018,000
                                                   ===========

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2004, were $95,322,000 and $114,221,000, respectively.

         As of November 30, 2004, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2004, were $8,995,000 and $1,296,000, respectively, resulting in net unrealized appreciation of $7,699,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund had no securities-lending transactions during the six-month period ended November 30, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper GNMA Funds Index, which tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/-0.20% to 0.50%                         +/-0.04%
+/-0.51% to 1.00%                         +/-0.05%
+/-1.01% and greater                      +/-0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $382,000, which included no performance adjustment.

           B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $458,000.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the six-month period ended November 30, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $428,000.

           D. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

(8) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                              SIX-MONTH
                                            PERIOD ENDED
                                             NOVEMBER 30,                            YEAR ENDED MAY 31,
                                            --------------------------------------------------------------------------------
                                                2004            2004          2003          2002          2001          2000
                                            --------------------------------------------------------------------------------
Net asset value at beginning of period      $   9.72        $  10.16      $  10.08      $   9.89      $   9.37      $  10.00
                                            --------------------------------------------------------------------------------
Income (loss) from
   investment operations:
   Net investment income                         .20             .48           .56           .57(c)        .66           .64
   Net realized and unrealized gain (loss)       .13            (.44)          .08           .19(c)        .52          (.63)
                                            --------------------------------------------------------------------------------
Total from investment operations                 .32             .04           .64           .76          1.18           .01
Less distributions:
   From net investment income                   (.23)           (.48)         (.56)         (.57)         (.66)         (.64)
                                            --------------------------------------------------------------------------------
Net asset value at end of period            $   9.81        $   9.72      $  10.16      $  10.08      $   9.89      $   9.37
                                            ================================================================================
Total return (%)*                               3.33             .39          6.49          7.83         12.91           .21
Net assets at end of period (000)           $610,562        $610,488      $751,794      $589,157      $476,641      $414,435
Ratio of expenses to average
   net assets (%)**                              .48(a,b)        .47(b)        .46(b)        .41(b)        .32(b)        .32(b)
Ratio of net investment income to
   average net assets (%)**                     3.97(a)         3.62          4.43          5.62(c)       6.74          6.77
Portfolio turnover (%)                         16.89           58.53         74.64         44.77         94.72         80.06

  * Assumes reinvestment of all net investment income distributions during the period.
 ** For the six-month period ended November 30, 2004, average net assets were $609,416,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly did not affect the Fund's expense ratios.
(c) In 2001, a change in amortization method was made as required by a recently issued accounting pronouncement.
    Without that change, these amounts would have been:
      Net investment income                                                  $    .57
      Net realized and unrealized gain                                       $    .19
      Ratio of net investment income to average net assets                       5.63%

30

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This Example is intended to help you understand your indirect costs, also referred to as "ongoing costs," (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2004, through November 30, 2004.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GNMA TRUST
NOVEMBER 30, 2004 (UNAUDITED)

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                     EXPENSES PAID
                                         BEGINNING            ENDING                 DURING PERIOD*
                                      ACCOUNT VALUE        ACCOUNT VALUE             JUNE 1, 2004 -
                                       JUNE 1, 2004       NOVEMBER 30, 2004         NOVEMBER 30, 2004
                                      ---------------------------------------------------------------
Actual                                  $1,000.00             $1,033.30                   $2.42

Hypothetical
   (5% return before expenses)           1,000.00              1,022.68                    2.41

        *Expenses are equal to the Fund's annualized expense ratio of 0.48%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 3.33% for the six-month period of June 1, 2004, through November 30, 2004.

32

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==========----------------------------------------------------------------------

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36

 N O T E S
==========----------------------------------------------------------------------

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

            TRUSTEES      Christopher W. Claus
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

       ADMINISTRATOR,     USAA Investment Management Company
  INVESTMENT ADVISER,     P.O. Box 659453
         UNDERWRITER,     San Antonio, Texas 78265-9825
     AND DISTRIBUTOR

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

         INDEPENDENT      Ernst & Young LLP
   REGISTERED PUBLIC      100 West Houston St., Suite 1900
     ACCOUNTING FIRM      San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      (800) 531-8181
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          (800) 531-8448

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      (800) 531-8066

         MUTUAL FUND      (from touch-tone phones only)
      USAA TOUCHLINE      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          (800) 531-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

AS A RESULT OF RULES RECENTLY ADOPTED BY THE SEC, THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORM N-QS ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORM N-QS ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

[LOGO OF USAA]    9800 Fredericksburg Road                   -------------
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                                                                  U.S.
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and others electronically.
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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
              USAA                ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23414-0105                                   (C)2005, USAA. All rights reserved.


ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Investment Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In October 2004, certain changes were made to the policies and procedures to address the reporting of audit and non-audit fees required in annual reports on Form N-CSR. None of these changes are relevant to this semi-annual report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA INVESTMENT TRUST

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    01/25/05
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01/25/05
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    01/25/05
         ------------------------------


*Print the name and title of each signing officer under his or her signature.